Quarterly Report
July 31, 2019
MFS®  Lifetime®  2025 Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 55.4%
MFS Emerging Markets Debt Fund - Class R6	636,402	$9,463,294
MFS Emerging Markets Debt Local Currency Fund - Class R6	904,631	6,278,143
MFS Global Bond Fund - Class R6	1,738,683	15,717,694
MFS Government Securities Fund - Class R6	3,180,243	31,484,407
MFS High Income Fund - Class R6	4,636,473	15,764,009
MFS Inflation-Adjusted Bond Fund - Class R6	2,808,685	29,266,498
MFS Limited Maturity Fund - Class R6	4,023,848	24,062,612
MFS Total Return Bond Fund - Class R6	3,862,243	42,098,445
		$174,135,102
International Stock Funds – 9.1%
MFS Blended Research International Equity Fund - Class R6	1,291,990	$13,901,818
MFS International Growth Fund - Class R6	101,483	3,479,850
MFS International Intrinsic Value Fund - Class R6	79,829	3,474,139
MFS International New Discovery Fund - Class R6	21,985	736,492
MFS Research International Fund - Class R6	386,566	6,962,056
		$28,554,355
Specialty Funds – 4.4%
MFS Commodity Strategy Fund - Class R6	1,324,645	$7,007,371
MFS Global Real Estate Fund - Class R6	403,592	6,961,973
		$13,969,344
U.S. Stock Funds – 30.9%
MFS Blended Research Core Equity Fund - Class R6	373,139	$10,085,961
MFS Blended Research Growth Equity Fund - Class R6	690,955	10,067,219
MFS Blended Research Mid Cap Equity Fund - Class R6	1,213,270	14,789,756
MFS Blended Research Small Cap Equity Fund - Class R6	257,562	3,526,027
MFS Blended Research Value Equity Fund - Class R6	775,520	10,097,268
MFS Growth Fund - Class R6	83,820	10,072,598
MFS Mid Cap Growth Fund - Class R6	338,521	7,339,140
MFS Mid Cap Value Fund - Class R6	307,410	7,380,911
MFS New Discovery Fund - Class R6	53,339	1,756,437
MFS New Discovery Value Fund - Class R6	113,273	1,770,462
MFS Research Fund - Class R6	226,524	10,091,640
MFS Value Fund - Class R6	240,752	10,140,461
		$97,117,880
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.31% (v)	808,142	$808,142
Total Investment Companies		$314,584,823

Other Assets, Less Liabilities – (0.1)%		(173,182)
Net Assets – 100.0%		$314,411,641
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $314,584,823.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$314,584,823	$—	$—	$314,584,823
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,554,219	$586,416	$177,296	$(1,738)	$124,360	$10,085,961
MFS Blended Research Growth Equity Fund	9,541,525	546,450	242,756	4,229	217,771	10,067,219
MFS Blended Research International Equity Fund	13,325,449	958,495	311,813	(17,770)	(52,543)	13,901,818
MFS Blended Research Mid Cap Equity Fund	14,185,666	506,126	388,039	7,081	478,922	14,789,756
MFS Blended Research Small Cap Equity Fund	3,317,030	347,861	97,876	24	(41,012)	3,526,027
MFS Blended Research Value Equity Fund	9,588,601	638,972	119,766	(32)	(10,507)	10,097,268
MFS Commodity Strategy Fund	6,649,640	688,796	167,292	(19,617)	(144,156)	7,007,371
MFS Emerging Markets Debt Fund	8,766,979	493,562	150,482	(5,247)	358,482	9,463,294
MFS Emerging Markets Debt Local Currency Fund	5,849,515	280,074	191,649	(11,362)	351,565	6,278,143
MFS Global Bond Fund	14,603,367	1,025,684	395,163	(3,018)	486,824	15,717,694
MFS Global Real Estate Fund	6,677,188	306,116	185,133	11,689	152,113	6,961,973
MFS Government Securities Fund	29,194,356	2,300,584	674,072	(17,414)	680,953	31,484,407
MFS Growth Fund	9,564,368	424,592	272,522	7,276	348,884	10,072,598
MFS High Income Fund	14,623,656	1,161,003	113,197	(3,389)	95,936	15,764,009
MFS Inflation-Adjusted Bond Fund	26,684,218	2,443,074	529,649	(7,552)	676,407	29,266,498
MFS Institutional Money Market Portfolio	772,854	1,974,216	1,938,920	(13)	5	808,142
MFS International Growth Fund	3,335,595	222,874	65,429	1,423	(14,613)	3,479,850
MFS International Intrinsic Value Fund	3,338,919	201,600	40,467	428	(26,341)	3,474,139
MFS International New Discovery Fund	830,561	761	82,708	19,506	(31,628)	736,492
MFS Limited Maturity Fund	20,902,459	3,193,707	140,200	(616)	107,262	24,062,612
MFS Mid Cap Growth Fund	7,089,647	176,011	290,496	38,029	325,949	7,339,140
MFS Mid Cap Value Fund	7,087,574	376,500	148,794	720	64,911	7,380,911
MFS New Discovery Fund	1,668,128	76,918	94,637	6,126	99,902	1,756,437
MFS New Discovery Value Fund	1,664,968	158,727	46,880	360	(6,713)	1,770,462
MFS Research Fund	9,584,086	373,443	214,565	4,838	343,838	10,091,640
MFS Research International Fund	6,671,462	407,149	115,090	(2,567)	1,102	6,962,056
MFS Total Return Bond Fund	37,992,765	3,693,964	609,373	(3,991)	1,025,080	42,098,445
MFS Value Fund	9,606,923	499,825	162,765	1,882	194,596	10,140,461
	$292,671,718	$24,063,500	$7,967,029	$9,285	$5,807,349	$314,584,823
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	108,940	—
MFS Emerging Markets Debt Local Currency Fund	77,303	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Bond Fund	$78,104	$—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	186,797	—
MFS Growth Fund	—	40,752
MFS High Income Fund	193,565	—
MFS Inflation-Adjusted Bond Fund	129,284	—
MFS Institutional Money Market Portfolio	4,643	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	160,000	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	3,951	20,803
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	334,404	—
MFS Value Fund	83,203	—
	$1,360,194	$61,555

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